Revenue recognition - Performance obligations (Details) - EUR (€) € in Millions	1 Months Ended
	Apr. 30, 2014	Dec. 31, 2019	Dec. 31, 2018
Performance obligations
Remaining performance obligation		€ 18,800	€ 21,100
Remaining performance obligation (as a percent)		100.00%	100.00%
IAS 18 Agreement
Performance obligations
Term of non-exclusive license to patents	10 years
Deferred revenue		€ 670	€ 825
2020
Performance obligations
Remaining performance obligation (as a percent)		69.00%	59.00%
Due between 1 and 3 years
Performance obligations
Remaining performance obligation (as a percent)		27.00%	34.00%
More than 3 years
Performance obligations
Remaining performance obligation (as a percent)		4.00%	7.00%